Organization and Nature of Operations (Tables)	12 Months Ended
Dec. 31, 2014
Organization and Nature of Operations
Schedule of principle subsidiaries and VIEs

The major subsidiaries and VIEs through which the Company conducts its business operations as of December 31, 2014 are described below:	Place and year of
Major Subsidiaries	Incorporation
NetEase Information Technology (Beijing) Co., Ltd. (“NetEase Beijing”)	Beijing, China 1999

Guangzhou Boguan Telecommunication Technology Co., Ltd. (“Boguan”)	Guangzhou, China 2003

NetEase Youdao Information Technology (Beijing) Co., Ltd. (“Youdao Information”)	Beijing, China 2006

NetEase (Hangzhou) Network Co., Ltd. (“NetEase Hangzhou”)	Hangzhou, China 2006

Hangzhou Langhe Technology Co., Ltd. (“Hangzhou Langhe”)	Hangzhou, China 2009

Lede Technology Co., Ltd. (“Lede Technology”)	Hangzhou, China 2011

NetEase Media Technology (Beijing) Co., Ltd.(“Media Beijing”)	Beijing, China 2012

Major VIEs	Place and year of Incorporation
Guangzhou NetEase Computer System Co., Ltd. (“Guangzhou NetEase”)	Guangzhou, China 1997

Beijing Guangyitong Advertising Co., Ltd. (“Guangyitong Advertising”)	Beijing, China 1999

Shanghai EaseNet Network Technology Co., Ltd. (“Shanghai EaseNet”)	Shanghai, China 2008

StormNet Information Technology (Hong Kong) Limited (“StormNet IT HK”)	Hong Kong, China 2008

StormNet Information Technology (Shanghai) Co., Ltd. (“StormNet IT SH”)	Shanghai, China 2008

Hangzhou NetEase Leihuo Network Co., Ltd. (“HZ Leihuo”)	Hangzhou, China 2009

Wangyibao Co., Ltd. (“Wangyibao Company”)	Hangzhou, China 2010

Scheduld of combined financial information of the Group's VIEs included in the accompanying consolidated financial statements of the Group

	December 31,	December 31,
	2013	2014
	RMB	RMB

Total assets	2,616,962	3,449,055
Total liabilities	2,624,377	3,304,133

	For the year ended December 31,
	2012	2013	2014
	RMB	RMB	RMB
Net revenues	8,264,780	9,263,978	11,293,218
Net (loss)/income	(134,519)	(29,335)	139,560

	For the year ended December 31,
	2012	2013	2014
	RMB	RMB	RMB
Net cash provided by operating activities	180,462	143,403	368,209
Net cash used in investing activities	(173,649)	(220,809)	(148,982)
Net cash (used in)/provided by financing activities	(227,452)	(9,697)	2,508